UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
                                         Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
                                     Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code:  (626) 914-7383

Date of fiscal year end:   December 31

Date of reporting period: June 30, 2009

Congress Large Cap Growth Fund 6/30/09 N-PX

Company Name	Meeting Date	CUSIP	Ticker

Kroger	6-25	501044101	KR

Vote	Managements Recommended Vote	Proposal	Proposed by Issuer or Security Holder
For	For	ELECTION OF DIRECTOR: REUBEN V. ANDERSON	Issuer
For	For	ELECTION OF DIRECTOR: ROBERT D. BEYER	Issuer
For	For	ELECTION OF DIRECTOR: DAVID B. DILLON	Issuer
For	For	ELECTION OF DIRECTOR: SUSAN J. KROPF	Issuer
For	For	ELECTION OF DIRECTOR: JOHN T. LAMACCHIA	Issuer
For	For	ELECTION OF DIRECTOR: DAVID B. LEWIS	Issuer
For	For	ELECTION OF DIRECTOR: DON W. MCGEORGE	Issuer
For	For	ELECTION OF DIRECTOR: W. RODNEY MCMULLEN	Issuer
For	For	ELECTION OF DIRECTOR: JORGE P. MONTOYA	Issuer
For	For	ELECTION OF DIRECTOR: CLYDE R. MOORE	Issuer
For	For	ELECTION OF DIRECTOR: SUSAN M. PHILLIPS	Issuer
For	For	ELECTION OF DIRECTOR: STEVEN R. ROGEL	Issuer
For	For	ELECTION OF DIRECTOR: JAMES A. RUNDE	Issuer
For	For	ELECTION OF DIRECTOR: RONALD L. SARGENT	Issuer
For	For	ELECTION OF DIRECTOR: BOBBY S. SHACKOULS	Issuer
For	For	APPROVAL OF PRICEWATERHOUSECOOPERS LLP, AS AUDITORS.	Issuer
Against	Against	APPROVE SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED, TO RECOMMEND AN INCREASE OF THE PERCENTAGE OF EGGS STOCKED FROM HENS NOT CONFINED IN BATTERY CAGES.	Shareholder
Against	Against	APPROVE SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED, TO RECOMMEND AMENDMENT OF KORGER'S ARTICLES TO PROVIDE FOR ELECTION OF DIRECTORS BY MAJORITY VOTE	Shareholder

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)* /s/ Robert M. Slotky
 Robert M. Slotky
 President

Date August 19, 2009
* Print the name and title of each signing officer under his or her signature.

Congress Large Cap Growth Fund 6/30/09 N-PX